Closed Block	12 Months Ended
Dec. 31, 2013
Closed Block

(10) Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,	December 31,
(in millions)	2013	2012
Liabilities:
Future policyholder benefits	$1,703	$1,732
Policyholder funds and accumulated dividends	141	142
Policyholder dividends payable	23	24
Policyholder dividend obligation	113	198
Other policy obligations and liabilities	29	32

Total liabilities	$2,009	$2,128

Assets:
Fixed maturity securities, available-for-sale	$1,320	$1,511
Mortgage loans, net of allowance	257	183
Policy loans	157	164
Other assets	93	77

Total assets	$1,827	$1,935

Excess of reported liabilities over assets	182	193

Portion of above representing other comprehensive income:
(Decrease) increase in unrealized gain on fixed maturity securities, available-for-sale	$(92)	$45
Adjustment to policyholder dividend obligation	92	(45)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$182	$193

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,320	$1,511
Amortized cost	1,235	1,334
Shadow policyholder dividend obligation	(85)	(177)

Net unrealized appreciation	$—	$—

The following table summarizes closed block operations for the years ended:

	December 31,	December 31,	December 31,
(in millions)	2013	2012	2011
Revenues:
Premiums	$66	$73	$77
Net investment income	94	98	102
Realized investment gains (losses)	—	1	(3)
Realized losses credited to policyholder benefit obligation	(4)	(5)	(1)

Total revenues	$156	$167	$175

Benefits and expenses:
Policy and contract benefits	$123	$134	$145
Change in future policyholder benefits and interest credited to policyholder accounts	(29)	(27)	(35)
Policyholder dividends	44	50	55
Change in policyholder dividend obligation	3	(8)	(8)
Other expenses	(2)	1	1

Total benefits and expenses	$139	$150	$158

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$193	$204	$215
Change during period	(11)	(11)	(11)

End of period	$182	$193	$204

Cumulative closed block earnings from inception through December 31, 2013, 2012 and 2011 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $28 million, $21 million and $23 million as of December 31, 2013, 2012 and 2011, respectively.